Segment information - Income statement related (Details) SFr in Millions	12 Months Ended
	Dec. 31, 2016 CHF (SFr) BusinessDivision	Dec. 31, 2015 CHF (SFr)	Dec. 31, 2014 CHF (SFr)
Segment Reporting Information
Net revenues	SFr 20,323	SFr 23,797	SFr 26,242
Number of segments | BusinessDivision	6
Income/(loss) from continuing operations before taxes	SFr (2,266)	(2,422)	3,627
Switzerland
Segment Reporting Information
Net revenues	8,426	8,548	8,247
Income/(loss) from continuing operations before taxes	2,111	1,746	401
EMEA
Segment Reporting Information
Net revenues	2,064	3,846	4,358
Income/(loss) from continuing operations before taxes	(2,460)	(1,464)	(562)
Americas
Segment Reporting Information
Net revenues	7,217	8,470	11,097
Income/(loss) from continuing operations before taxes	(1,573)	(2,877)	3,739
Asia Pacific
Segment Reporting Information
Net revenues	2,616	2,933	2,540
Income/(loss) from continuing operations before taxes	(344)	173	49
Swiss Universal Bank
Segment Reporting Information
Net revenues	5,759	5,721	5,912
Income/(loss) from continuing operations before taxes	2,025	1,675	2,024
International Wealth Management
Segment Reporting Information
Net revenues	4,698	4,552	4,942
Income/(loss) from continuing operations before taxes	1,121	723	1,260
Asia Pacific
Segment Reporting Information
Net revenues	3,597	3,839	3,335
Income/(loss) from continuing operations before taxes	725	377	900
Global Markets
Segment Reporting Information
Net revenues	5,497	6,826	7,426
Income/(loss) from continuing operations before taxes	48	(1,931)	2,014
Investment Banking & Capital Markets
Segment Reporting Information
Net revenues	1,972	1,787	2,109
Income/(loss) from continuing operations before taxes	261	(314)	511
Corporate Center
Segment Reporting Information
Net revenues	71	561	680
Income/(loss) from continuing operations before taxes	(687)	(300)	25
Strategic Resolution Unit
Segment Reporting Information
Net revenues	(1,271)	511	1,838
Income/(loss) from continuing operations before taxes	(5,759)	(2,652)	(3,107)
Bank
Segment Reporting Information
Net revenues	19,802	23,211	25,589
Net revenues of non-consolidated affiliate entities	605	644	656
Income/(loss) from continuing operations before taxes	(2,768)	(2,938)	2,961
Income from continuing operatings before taxes of non-consolidated affiliate entities	239	279	264
Bank | Switzerland
Segment Reporting Information
Net revenues	7,894	7,967	7,585
Income/(loss) from continuing operations before taxes	1,677	1,315	(179)
Bank | EMEA
Segment Reporting Information
Net revenues	2,036	3,819	4,301
Income/(loss) from continuing operations before taxes	(2,487)	(1,493)	(621)
Bank | Americas
Segment Reporting Information
Net revenues	7,267	8,514	11,173
Income/(loss) from continuing operations before taxes	(1,602)	(2,909)	3,723
Bank | Asia Pacific
Segment Reporting Information
Net revenues	2,605	2,911	2,530
Income/(loss) from continuing operations before taxes	(356)	149	38
Bank | Adjustments
Segment Reporting Information
Net revenues	(450)	(25)	27
Income/(loss) from continuing operations before taxes	(1,189)	(816)	(641)
Bank | Swiss Universal Bank
Segment Reporting Information
Net revenues	5,759	5,721	5,912
Income/(loss) from continuing operations before taxes	2,025	1,675	2,024
Bank | International Wealth Management
Segment Reporting Information
Net revenues	4,698	4,552	4,942
Income/(loss) from continuing operations before taxes	1,121	723	1,260
Bank | Asia Pacific
Segment Reporting Information
Net revenues	3,597	3,839	3,335
Income/(loss) from continuing operations before taxes	725	377	900
Bank | Global Markets
Segment Reporting Information
Net revenues	5,497	6,826	7,426
Income/(loss) from continuing operations before taxes	48	(1,931)	2,014
Bank | Investment Banking & Capital Markets
Segment Reporting Information
Net revenues	1,972	1,787	2,109
Income/(loss) from continuing operations before taxes	261	(314)	511
Bank | Strategic Resolution Unit
Segment Reporting Information
Net revenues	(1,271)	511	1,838
Income/(loss) from continuing operations before taxes	SFr (5,759)	SFr (2,652)	SFr (3,107)